Financial Instruments and Risk Management (Details) - Schedule of foreign currency risk - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of foreign currency risk [Abstract]
Cash	$ 86,800	$ 72,097	$ 25,689
Lease obligations	(741,868)	(768,563)
Accounts payable and accrued liabilities	(1,092,402)	(445,660)	(543,790)
Total	$ (1,747,470)	$ (1,142,126)	$ (518,101)